Leases (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Line Items]
Operating lease expense	¥ 1,396,169	¥ 1,779,871
Minimum [Member]
Leases [Line Items]
Operating lease term	24 months
Maximum [Member]
Leases [Line Items]
Operating lease term	26 months